Exhibit 99.1

NISSAN AUTO LEASE TRUST 2020-A

Servicer’s Report

Collection Period Start	1-Jan-21	Distribution Date	16-Feb-21
Collection Period End	31-Jan-21	30/360 Days	30
Beg. of Interest Period	15-Jan-21	Actual/360 Days	32
End of Interest Period	16-Feb-21

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,506,039,779.14	1,163,042,745.89	1,110,669,845.10	0.7374771
Total Securities		1,506,039,779.14	1,163,042,745.89	1,110,669,845.10	0.7374771
Class A-1 Notes	1.721830%	164,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	1.800000%	500,000,000.00	337,275,424.32	289,663,696.33	0.5793274
Class A-2b Notes	0.256500%	50,000,000.00	33,727,542.43	28,966,369.63	0.5793274
Class A-3 Notes	1.840000%	436,000,000.00	436,000,000.00	436,000,000.00	1.0000000
Class A-4 Notes	1.880000%	107,500,000.00	107,500,000.00	107,500,000.00	1.0000000
Certificates	0.000000%	248,539,779.14	248,539,779.14	248,539,779.14	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	47,611,727.99	505,913.14	95.2234560	1.0118263
Class A-2b Notes	4,761,172.80	7,689.88	95.2234560	0.1537976
Class A-3 Notes	0.00	668,533.33	0.0000000	1.5333333
Class A-4 Notes	0.00	168,416.67	0.0000000	1.5666667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	52,372,900.79	1,350,553.02

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal					15,224,337.29
Monthly Interest					7,325,983.73

Total Monthly Payments					22,550,321.02
Interest Rate Cap Payments					0.00
Advances:
Aggregate Monthly Payment Advances					858,817.36
Aggregate Sales Proceeds Advance					14,741,285.76

Total Advances					15,600,103.12
Vehicle Disposition Proceeds:
Repurchase Payments					0.00
Recoveries					0.00
Net Liquidation Proceeds (includes Reallocation Payments and Net Auction Proceeds)					33,087,785.51
Excess Wear and Tear and Excess Mileage					119,608.04
Remaining Payoffs					0.00
Net Insurance Proceeds					969,031.77
Residual Value Surplus					1,912,694.68

Total Collections					74,239,544.14

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments and Net Auction Proceeds	Net Insurance Sales	Lease Payoffs	Count
Early Termination		15,313,759.25			905
Involuntary Repossession		285,746.00			18
Voluntary Repossession		344,142.00			21
Full Termination		3,576,292.00			242
Bankruptcty		93,165.00			6
Insurance Payoff			957,247.56		46
Customer Payoff				273,145.52	16
Grounding Dealer Payoff				10,933,932.25	619
Dealer Purchase				2,678,238.51	123

Total		19,613,104.25	957,247.56	13,885,316.28	1,996

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	64,228	1,416,290,285.03	7.00000%	1,163,042,745.89
Total Depreciation Received		(20,175,293.84)		(16,265,910.38)
Principal Amount of Gross Losses	(82)	(1,735,582.06)		(1,437,383.14)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(975)	(19,186,782.02)		(15,835,716.10)
Scheduled Terminations	(1,315)	(22,898,525.54)		(18,833,891.17)

Pool Balance - End of Period	61,856	1,352,294,101.57		1,110,669,845.10
Remaining Pool Balance
Lease Payment				284,309,662.86
Residual Value				826,360,182.24

Total				1,110,669,845.10

NISSAN AUTO LEASE TRUST 2020-A

Servicer’s Report

III. DISTRIBUTIONS

Total Collections	74,239,544.14
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	74,239,544.14
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	895,268.32
3. Reimbursement of Sales Proceeds Advance	8,752,494.69
4. Servicing Fee:
Servicing Fee Due	969,202.29
Servicing Fee Paid	969,202.29
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	10,616,965.30
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	505,913.14
Class A-2a Notes Monthly Interest Paid	505,913.14
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	7,689.88
Class A-2b Notes Monthly Interest Paid	7,689.88
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	668,533.33
Class A-3 Notes Monthly Interest Paid	668,533.33
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	168,416.67
Class A-4 Notes Monthly Interest Paid	168,416.67
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	1,350,553.02
Total Note and Certificate Monthly Interest Paid	1,350,553.02
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	62,272,025.82
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	52,372,900.79
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	52,372,900.79
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	9,899,125.03

NISSAN AUTO LEASE TRUST 2020-A

Servicer’s Report

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			3,765,099.45
Required Reserve Account Amount			7,530,198.90
Beginning Reserve Account Balance			7,530,198.90
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			7,530,198.90
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			9,899,125.03
Gross Reserve Account Balance			17,429,323.93
Remaining Available Collections Released to Seller			9,899,125.03
Total Ending Reserve Account Balance			7,530,198.90

V. POOL STATISTICS

Weighted Average Remaining Maturity			13.52
Monthly Prepayment Speed			55%
Lifetime Prepayment Speed			61%

		$	units
Recoveries of Defaulted and Casualty Receivables		1,763,936.94
Securitization Value of Defaulted Receivables and Casualty Receivables		1,437,383.14	82
Aggregate Defaulted and Casualty Gain (Loss)		326,553.80
Pool Balance at Beginning of Collection Period		1,163,042,745.89
Net Loss Ratio
Current Collection Period		0.0281%
Preceding Collection Period		0.0177%
Second Preceding Collection Period		-0.0261%
Third Preceding Collection Period		0.0179%
Cumulative Net Losses for all Periods		0.0626%	942,602.27

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.39%	4,495,069.46	257
61-90 Days Delinquent	0.14%	1,679,623.06	92
91-120 Days Delinquent	0.05%	585,539.70	32
More than 120 Days	0.01%	124,760.46	7

Total Delinquent Receivables:	0.58%	6,884,992.68	388

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.21%	0.20%
Preceding Collection Period		0.16%	0.16%
Second Preceding Collection Period		0.18%	0.18%
Third Preceding Collection Period		0.17%	0.18%
60 Day Delinquent Receivables		2,449,218.29
Delinquency Percentage		0.21%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		18,890,051.25	1,147
Securitization Value		17,312,652.73	1,147

Aggregate Residual Value Surplus (Loss)		1,577,398.52

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		59,678,354.54	3,579
Cumulative Securitization Value		56,433,709.35	3,579

Cumulative Residual Value Surplus (Loss)		3,244,645.19

Book Amount of Extensions		2,923,726.28
Number of Extensions		123

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			14,774,425.64
Reimbursement of Outstanding Advance			8,752,494.69
Additional Advances for current period			14,741,285.76

Ending Balance of Residual Advance			20,763,216.71

Beginning Balance of Payment Advance			2,261,899.38
Reimbursement of Outstanding Payment Advance			895,268.32
Additional Payment Advances for current period			858,817.36

Ending Balance of Payment Advance			2,225,448.42

NISSAN AUTO LEASE TRUST 2020-A

Servicer’s Report

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO

4. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO

5. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO